CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Verdelite Sciences Inc. (Verdelite) Share Capital	Verdelite Sciences Inc. (Verdelite) Warrants	Verdelite Sciences Inc. (Verdelite) Contributed Surplus	Verdelite Sciences Inc. (Verdelite) Convertible Debt Reserves	Verdelite Sciences Inc. (Verdelite) Accumulated Deficit	Verdelite Sciences Inc. (Verdelite) Total Shareholders' Equity	Verdelite Sciences Inc. (Verdelite) Non-Controlling Interest	Verdelite Sciences Inc. (Verdelite)	Emerald Health Naturals Inc. Share Capital	Emerald Health Naturals Inc. Warrants	Emerald Health Naturals Inc. Contributed Surplus	Emerald Health Naturals Inc. Convertible Debt Reserves	Emerald Health Naturals Inc. Accumulated Deficit	Emerald Health Naturals Inc. Total Shareholders' Equity	Emerald Health Naturals Inc. Non-Controlling Interest	Emerald Health Naturals Inc.	Share Capital Previously Reported [Member]	Share Capital	Warrants Previously Reported [Member]	Warrants	Contributed Surplus Previously Reported [Member]	Contributed Surplus	Convertible Debt Reserves Previously Reported [Member]	Convertible Debt Reserves	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit	Total Shareholders' Equity Previously Reported [Member]	Total Shareholders' Equity	Non-Controlling Interest Previously Reported [Member]	Non-Controlling Interest	Previously Reported [Member]	Total
Balance at Dec. 31, 2017																		$ 77,912,246		$ 461,772		$ 5,285,709		$ 0		$ (17,829,369)		$ 65,830,358		$ 1,956,834		$ 67,787,192
Balance (shares) at Dec. 31, 2017																		106,787,226		9,707,677
Acquisition	$ 45,000,000	$ 0	$ 0	$ 0	$ 0	$ 45,000,000	$ 0	$ 45,000,000
Acquisitions (in shares)	9,911,894	0
Increase in ownership of Avalite Sciences Inc.																		$ 4,000,000		$ 0		0		0		(4,449,685)		(449,685)		(1,550,319)		(2,000,004)
Increase in ownership of Avalite Sciences Inc. (in shares)																		1,093,938		0
Shares issued on stock option exercises (Note 13)																		$ 983,039		$ 0		(369,050)		0		0		613,989		0		613,989
Shares issued on stock option exercises (Note 13) (in Shares)																		817,272		0
Units issued on prospectus offerings																		$ 40,740,000		$ 9,060,000		0		0		0		49,800,000		0		49,800,000
Units issued on prospectus offerings (shares)																		10,000,000		10,000,000
Share issuance costs																		$ (273,628)		$ 0		0		0		0		(273,628)		0		(273,628)
Shares issued on warrant exercises (Note 14)																		$ 24,901,302		$ (3,044,679)		0		0		0		21,856,623		0		21,856,623
Shares issued on warrant exercises (Note 14) (shares)																		8,239,863		(8,239,863)
Warrants expired																		$ 0		$ (2,117,093)		2,117,093		0		0		0		0		0
Warrants expired (shares)																				(3,056,050)
Share-based payments (Note 13)																		0		$ 0		6,201,558		0		0		6,201,558		0		6,201,558
Net loss and comprehensive loss																		0		0		0		0		(16,676,533)		(16,676,533)		(406,515)		(17,083,048)
Balance at Sep. 30, 2018																		$ 193,262,959		$ 4,360,000		13,235,310		0		(38,955,587)		171,902,682		0		171,902,682
Balance (shares) at Sep. 30, 2018																		136,850,193		8,411,764
Balance at Dec. 31, 2017																		$ 77,912,246		$ 461,772		5,285,709		0		(17,829,369)		65,830,358		1,956,834		$ 67,787,192
Balance (shares) at Dec. 31, 2017																		106,787,226		9,707,677
Warrants expired (shares)																																(3,056,050)
Balance at Dec. 31, 2018																	$ 204,791,733	$ 204,791,733	$ 4,360,000	$ 4,360,000	$ 14,202,536	14,202,536	$ 0	0	$ (52,855,947)	(53,055,040)	$ 170,498,322	170,299,229	$ 0	0	$ 170,498,322	$ 170,299,229
Balance (shares) at Dec. 31, 2018																	141,443,116	141,443,116	8,411,764	8,411,764
Adoption of IFRS 16 (Note 3)																		$ 0		$ 0		0		0		(199,093)		(199,093)		0		(199,093)
Shares issued on at-the-market offering (Note 13) (in shares)																		5,936,500		0
Shares issued on at-the-market offering (Note 13)																		$ 18,768,424		$ 0		0		0		0		18,768,424		0		18,768,424
Warrants issued on convertible debentures																		0		$ 1,790,876		0		0		0		1,790,876		0		1,790,876
Warrants issued on convertible debentures (in shares)																				12,500,000
Convertible debt reserves																		0		$ 0		0		382,626		0		382,626		0		382,626
Acquisition	$ 8,199,371	$ 0	$ 0	$ 0	$ 0	$ 8,199,371	$ 0	$ 8,199,371	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,802,000	$ 4,802,000
Acquisitions (in shares)	2,129,707	0
Shares issued on stock option exercises (Note 13)																		$ 3,339,317		$ 0		(2,195,126)		0		0		1,144,191		0		1,144,191
Shares issued on stock option exercises (Note 13) (in Shares)																		1,898,143		0
Share issuance costs																		$ (877,196)		$ 0		0		0		0		(877,196)		0		(877,196)
Shares issued on warrant exercises (Note 14) (shares)																				0
Warrants expired (shares)																				0
Share-based payments (Note 13)																		0		$ 0		11,436,660		0		0		11,436,660		0		11,436,660
Net loss and comprehensive loss																		0		0		0		0		(20,971,476)		(20,971,476)		(590,662)		(21,562,138)
Balance at Sep. 30, 2019																		$ 234,221,649		$ 6,150,876		$ 23,444,070		$ 382,626		$ (74,026,516)		$ 190,172,705		$ 4,211,338		$ 194,384,043
Balance (shares) at Sep. 30, 2019																		151,407,466		20,911,764